SHARE BASED PAYMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF OPTIONS TO PURCHASE SUBORDINATE VOTING SHARES

Options to purchase Subordinate Voting Shares have been granted to directors, employees, and consultants as follows:

Expiry date	Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
June 16, 2027	1.96	21.60	15.83	103,703
September 16, 2027	2.21	27.00	19.79	19,072
April 28, 2028	2.83	44.55	32.66	3,703
December 15, 2028	3.46	32.85	24.08	345,204
December 23, 2028	3.48	30.51	22.36	136,290
April 15, 2029	3.79	30.78	22.56	8,794
July 3, 2029	4.01	29.01	21.26	142,808
May 26, 2030	4.91	12.57	9.21	33,334
	3.40	29.32	21.49	792,908

(1)	Converted at balance sheet rate.

Options to purchase Subordinate Voting Shares have been granted to directors, employees, and consultants as follows:

Expiry date	Weighted Average Remaining Contractual Life in Years	Exercise Price (CAD$)	Exercise Price (USD$ equivalent) (1)	Outstanding
June 16, 2027	2.21	21.60	15.02	103,703
September 16, 2027	2.46	27.00	18.78	19,072
April 28, 2028	3.08	44.55	30.99	3,703
December 15, 2028	3.71	32.91	22.89	352,615
December 23, 2028	3.73	30.51	21.22	136,290
April 15, 2029	4.04	30.78	21.41	9,071
July 3, 2029	4.26	29.01	20.18	146,430
	3.59	30.09	20.93	770,884

(1)	Converted at balance sheet rate.

SUMMARY OF STOCK OPTIONS

A summary of the Company’s stock options as of June 30, 2025, and changes for previous financial year end is as follows:

	Number of stock options	Weighted Average Exercise Price (CAD$)	Weighted Average Exercise Price (USD$ equivalent) (1)
Outstanding, March 31, 2024	542,334	$32.09	$23.53
Granted	364,099	27.39	20.08
Exercised	(51,235)	23.22	17.02
Cancelled	(84,314)	35.37	25.93
Outstanding, March 31, 2025	770,884	30.10	22.07
Granted	33,334	12.57	9.21
Cancelled	(11,310)	33.89	24.84
Outstanding, June 30, 2025	792,908	29.32	21.49
Exercisable, June 30, 2025	579,760	$28.92	$21.20

(1)	Converted at balance sheet rate.

A summary of the Company’s stock options as at March 31, 2025, and changes for the years then ended is as follows:

	Number of stock options	Weighted Average Exercise Price (CAD$)	Weighted Average Exercise Price (USD$ equivalent) (1)
Outstanding, March 31, 2023	258,516	21.68	15.08
Granted	370,365	36.53	25.41
Exercised	(86,547)	19.94	13.87
Outstanding, March 31, 2024	542,334	$32.09	$22.32
Granted	364,099	27.39	19.05
Exercised	(51,235)	23.22	16.15
Cancelled	(84,314)	35.37	24.60
Outstanding, March 31, 2025	770,884	30.10	20.94
Exercisable, March 31, 2025	511,487	$29.92	$20.81

(1)	Converted at balance sheet rate.

SCHEDULE OF THE BLACK-SCHOLES OPTION PRICING MODEL WITH THE FOLLOWING WEIGHTED AVERAGE ASSUMPTIONS

	CAD$	$
Share price at grant date	$12.57	$9.21
Risk-free interest rate	2.92%	2.92%
Expected life	5 years	5 years
Expected volatility	123.9%	123.9%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$10.63	$7.74

	CAD$	$
Share price at grant date	$30.51	$21.20
Risk-free interest rate	3.04%	3.04%
Expected life	5 years	5 years
Expected volatility	100%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$23.06	$16.02

	CAD$	$
Share price at revaluation date	$23.25	$16.16
Risk-free interest rate	2.61%	2.61%
Expected life	5 years	5 years
Expected volatility	121.6%	122%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$18.91	$13.14

	CAD$	$
Share price at grant date	$14.31	$10.45
Risk-free interest rate	3.07%	3.07%
Expected life	4.2 years	4.2 years
Expected volatility	100.0%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$10.20	$7.45

	CAD$	$
Share price at grant date	$28.89	$21.19
Risk-free interest rate	3.57%	3.57%
Expected life	5 years	5 years
Expected volatility	100.0%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Weighted average grant date fair value per option	$21.87	$16.04

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	5 years	5 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$16.90	$11.75

	CAD$	$
Share price at grant date	$30.78	$22.36
Risk-free interest rate	3.77%	3.77%
Expected life	5 years	5 years
Expected volatility	100%	100%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Grant date fair value per option	$23.13	$16.81

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	4.3 years	4.3 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$17.54	$12.20

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	3.7 years	3.7 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$16.57	$11.53

	CAD$	$
Share price at revaluation date	$23.25	$16.17
Risk-free interest rate	2.47%	2.47%
Expected life	3.1 years	3.1 years
Expected volatility	121.6%	121.6%
Expected forfeitures	0%	0%
Expected dividends	Nil	Nil
Revaluation date fair value per option	$14.65	$10.19

SCHEDULE OF RESTRICTED SHARES

A summary of the Company’s restricted shares units as at June 30, 2025, and changes for the years then ended is as follows:

Number of RSUs
Balance, March 31, 2024	24,075
Issued, April 15, 2024	1,852
Issued, June 20, 2024	37,037
Issued, July 3, 2024	359,817
Issued, September 13, 2024	74,074
Issued, December 23, 2024	296,296
Cancelled	(5,926)
Converted	(101,852)
Balance, March 31, 2025	685,373
Issued, May 26, 2025	33,333
Balance, June 30, 2025	718,706
Exercisable, June 30, 2025	20,097

A summary of the Company’s restricted shares units as at March 31, 2025, and changes for the years then ended is as follows:

Number of RSUs
Balance, March 31, 2023	18,519
Issued, November 15, 2023	5,556
Balance, March 31, 2024	24,075
Issued, April 15, 2024	1,852
Issued, June 20, 2024	37,037
Issued, July 3, 2024	359,817
Issued, September 13, 2024	74,074
Issued, December 23, 2024	296,296
Cancelled	(5,926)
Converted	(101,852)
Balance, March 31, 2025	685,373
Exercisable, March 31, 2025	7,639

SCHEDULE OF RECONCILIATION SHARE BASED PAYMENTS

A reconciliation of share based payments is as follows:

Share based payments	Stock Options	RSUs	Total
Previous years graded vesting	262,749	-	262,749
Previous years RSUs revaluation	-	(152,310)	(152,310)
New grants Q1 2025	74,296	36,895	111,191
Balance, June 30, 2024	$337,045	$(115,415)	$221,630

Previous years graded vesting	422,004	-	422,004
Previous years RSUs revaluation	-	(230,793)	(230,793)
New grants Q1 2026	258,056	344,431	602,487
Cancelled options / RSUs	(123,057)	-	(123,057)
Balance, June 30, 2025	$557,003	$113,638	$670,641

A reconciliation of share based payments is as follows:

Share based payments	Stock Options	RSUs	Modification of broker’s warrants	Settlement agreement	Total
Previous year graded vesting	473,109	-	-	-	473,109
New grants Q1 2023	70,925	-	-	-	70,925
New grants Q3 2023	6,390,644	127,400	-	-	6,518,044
Modification of broker’s warrants	-	-	440,604	-	440,604
Revaluation RSUs	-	148,636	-	-	148,636
Settlement agreement	-	-	-	198,801	198,801
Balance, March 31, 2024	$6,934,678	$276,036	$440,604	$198,801	$7,850,119

Previous years graded vesting	675,250	-	-	-	675,250
Previous years RSUs revaluation	-	(231,386)	-	-	(231,386)
New grants Q1 2024	128,287	29,948	-	-	158,235
New grants Q2 2024	1,542,912	3,049,516	-	-	4,592,428
New grants Q3 2024	1,291,759	2,621,935	-	-	3,913,694
Cancelled options / RSUs	(1,416,299)	(12,717)	-	-	(1,429,016)
Balance, March 31, 2025	$2,221,909	$5,457,296	$-	$-	$7,679,205

SCHEDULE OF STOCK OPTIONS GRANTED
Consultant	Granted December 2024
B	46,296
E	23,889
F	3,704
I	5,555
P	3,704
Q	3,704
Total	86,852

SCHEDULE OF CONSOLIDATES THE POSITION OF THE STOCK OPTIONS GRANTED RELATED TO STRATEGIC CONSULTANTS

The table below consolidates the position of the stock options granted related to consultants of the Company:

Consultant	Total granted amount	Exercised - Inception to date	Outstanding March 31, 2025	Granted Q1-2026	Cancelled Q1 2026	Outstanding June 30, 2025	% of the total
A	64,815	(55,556)	9,259	-	-	9,259	3.7%
B	64,814	(9,259)	55,555	-	-	55,555	22.0%
C	55,555	(44,444)	11,111	-	-	11,111	4.4%
D	44,444	-	44,444	-	-	44,444	17.6%
E	23,889	-	23,889	16,667	-	40,556	16.1%
F	3,704	-	3,704	16,667	-	20,371	8.1%
G	14,815	(14,815)	-	-	-	-	0.0%
H	14,815	-	14,815	-	-	14,815	5.9%
I	12,963	-	12,963	-	-	12,963	5.1%
J	12,963	(10,556)	2,407	-	-	2,407	1.0%
K	9,259	(9,259)	-	-	-	-	0.0%
L	7,407	-	7,407	-	-	7,407	2.9%
M	6,481	-	6,481	-	-	6,481	2.6%
N	6,481	-	6,481	-	-	6,481	2.6%
O	4,457	-	4,457	-	-	4,457	1.8%
P	3,704	-	3,704	-	-	3,704	1.5%
Q	3,704	-	3,704	-	-	3,704	1.5%
Others	10,577	(1,235)	9,342	-	(617)	8,725	3.5%
Total	364,847	(145,124)	219,723	33,334	(617)	252,440	100.0%

SCHEDULE OF POSITION OF THE RSUS GRANTED RELATED TO STRATEGIC CONSULTANTS

The table below consolidates the position of the RSUs granted related to consultants of the Company:

Consultant	Total granted amount	Converted - Inception to date	Outstanding March 31, 2025	Granted Q1-2026	Outstanding June 30, 2025	% of the total
A	7,407	(2,469)	4,938	-	4,938	2.0%
B	46,296	(9,259)	37,037	33,333	70,370	29.1%
E	111,111	(37,037)	74,074	-	74,074	30.6%
F	111,111	(37,037)	74,074	-	74,074	30.6%
L	1,852	-	1,852	-	1,852	0.8%
Others	20,371	(3,704)	16,667	-	16,667	6.9%
Total	298,148	(89,506)	208,642	33,333	241,975	100.0%